Operations, Divestments, Sale of CGR Dona Juana S.A ESP. ("Dona Juana") (Details) - Dona Juana [Member] R$ in Thousands, $ in Thousands										12 Months Ended
	Dec. 12, 2016 BRL (R$) R$ / $	Dec. 12, 2016 USD ($) R$ / $	Nov. 11, 2016 BRL (R$) R$ / $	Nov. 11, 2016 USD ($) R$ / $	Jun. 17, 2016 BRL (R$) R$ / $	Jun. 17, 2016 USD ($) R$ / $	Mar. 10, 2016 BRL (R$) R$ / $	Mar. 10, 2016 USD ($) R$ / $	Jan. 09, 2016 BRL (R$)	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2017 USD ($) Installment
Divestments [Abstract]
Ownership interest sold									51.00%
Term of agency agreement for sale of investments										18 months	18 months
Additional term of agency agreement for sale of investments										12 months	12 months
Percentage of proceeds received for investments										75.00%	75.00%
Sale amount | R$									R$ 5,856
Number of installment payments for investments | Installment										4	4
Type of remuneration [Abstract]
Total received by the Company through final settlement of accounts	R$ 1,848	$ 567	R$ 1,043	$ 320	R$ 1,204	$ 370	R$ 1,761	$ 541		R$ 5,856	$ 1,798
Currency exchange rate | R$ / $	3.2591	3.2591	3.2591	3.2591	3.2591	3.2591	3.2591	3.2591
Additional extended term of agency agreement for sale of investments										14 months	14 months